Share Capital, Reserves and Retained Earnings - Summary of Changes in Equity Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share capital	€ 55,073	€ 55,073	€ 54,853
Reserves	20,448	23,292	17,449
Retained earnings	(6,576)	9,493	10,033
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	€ 68,945	€ 87,858	€ 82,335